SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2025
SHARE-BASED COMPENSATION [Abstract]
Summary of Non-Vested Restricted Shares
The following table provides a summary of the non-vested restricted shares for the year ended March 31, 2025:

	Number of shares	Weighted average grant-date fair value
Nonvested April 1, 2024	308,411	$55.02
Granted	129,792	$74.02
Vested	(158,512)	$53.55
Forfeited	(3,918)	$61.08
Nonvested March 31, 2025	275,773	$64.80

Summary of Non-Vested PSUs
The following table provides a summary of the nonvested PSUs for the fiscal year ended March 31, 2025:

	Number of units	Weighted average grant-date fair value
Nonvested April 1, 2024	15,120	$61.17
Granted	19,415	$78.54
Nonvested March 31, 2025	34,535	$70.94

Summary of Share-Based Compensation Expenses
The following table provides a summary of our total share-based compensation expense, including for restricted stock awards, PSUs, our ESPP, and the related income tax benefit for the years ended March 31, 2025, 2024 and 2023, respectively (in thousands):

	Year ended March 31,
	2025	2024	2023
Equity-based compensation expense	$9,725	$9,471	$7,580
Income tax benefit	$(2,713)	$(2,652)	$(2,031)